Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 88.0%
U.S. Treasury Bill, 3.69%, 4/7/2026 (a) ......................................... $ 18,000,000 $ 17,989,184
U.S. Treasury Bill, 3.67%, 4/23/2026 (a) ........................................ 28,000,000 27,937,903
U.S. Treasury Bill, 3.69%, 5/14/2026 (a) ........................................ 5,000,000 4,978,310
U.S. Treasury Bill, 3.66%, 5/19/2026 (a) ........................................ 34,000,000 33,835,440
U.S. Treasury Bill, 3.56%, 6/23/2026 (a) ........................................ 30,000,000 29,752,729
U.S. Treasury Bill, 6/25/2026 (a) ............................................... 950,000,000 941,962,383
U.S. Treasury Bill, 3.55%, 7/7/2026 (a) ......................................... 49,200,000 48,722,511
U.S. Treasury Bill, 3.70%, 7/14/2026 (a) ........................................ 52,000,000 51,460,702
U.S. Treasury Bill, 3.72%, 7/21/2026 (a) ........................................ 89,500,000 88,505,860
U.S. Treasury Bill, 3.69%, 7/28/2026 (a) ........................................ 68,000,000 67,197,043
Total U.S. Treasury Bills (Cost $1,312,336,716) ....................................... 1,312,342,065
Shares
U.S. Exchange-Traded Funds – 66.2%
Money Market ETFs – 66.2%
Simplify Government Money Market ETF(b)(c) ................................... 9,857,794 986,370,868
Total U.S. Exchange-Traded Funds (Cost $986,568,752) ............................... 986,370,868
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $1,653,803) ........................................................ 1,653,803 1,653,803
Total Investments – 154.3%
(Cost $2,300,559,271) ........................................................... $ 2,300,366,736
Liabilities in Excess of Other Assets – (54.3)% ......................................... (809,631,935)
Net Assets – 100.0% ............................................................. $ 1,490,734,801
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Affiliated fund managed by Simplify Asset Management Inc.
(c) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 1,586,069,990 $ (599,539,739) $ 38,501 $ (197,884) $ 986,370,868 9,857,794 $ 21,503,718 $ —
$ — $ 1,586,069,990 $ (599,539,739) $ 38,501 $ (197,884) $ 986,370,868 9,857,794 $ 21,503,718 $ —

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Natural Gas Future ........................... 43 $ 1,240,120 4/28/26 $ (53,972)
Brent Crude Futures .......................... 3,504 364,310,880 4/30/26 20,203,129
NY Harbor ULSD Futures ...................... 196 33,864,802 4/30/26 8,153,702
Gasoline RBOB Futures ....................... 138 18,569,804 4/30/26 1,139,151
Cattle Feeder Future .......................... 80 14,765,000 4/30/26 381,662
Rapeseed Euro Futures ....................... 232 6,895,025 4/30/26 155,657
Milling Wheat Euro Futures ..................... 1 11,833 5/11/26 (38)
ICE Low Sulphur Gasoil ....................... 160 19,828,000 5/12/26 2,154,525
Soybean Oil Futures .......................... 1,283 53,023,824 5/14/26 4,700,963
Wheat Future (CBT) .......................... 650 20,028,125 5/14/26 1,161,470
Soybean Future .............................. 1,268 74,241,400 5/14/26 507,178
Kansas City Hard Red Winter Wheat Future ....... 166 5,274,650 5/14/26 360,840
Canola (WCE) Future ......................... 2,310 24,303,903 5/14/26 320,120
Corn Futures ................................ 637 14,579,338 5/14/26 158,160
Soybean Meal Futures ........................ 171 5,410,440 5/14/26 (72,765)
CME Cattle Feeder ........................... 745 136,511,938 5/21/26 3,640,568
NY Harbor ULSD Futures ...................... 96 15,083,309 5/29/26 2,385,574
Gasoline RBOB Futures ....................... 92 11,806,838 5/29/26 146,399
Brent Crude Futures .......................... 1,927 185,319,590 5/29/26 (1,212,950)
Euro-Schatz Futures .......................... 55 6,722,745 6/8/26 (48,131)
Euro-OAT Futures ............................ 45 6,173,482 6/8/26 (76,041)
Euro-BOBL Futures ........................... 890 118,744,163 6/8/26 (830,850)
Euro-BTP Futures ............................ 339 45,562,578 6/8/26 (1,631,559)
ICE Low Sulphur Gasoil ....................... 90 9,918,000 6/11/26 1,003,690
Lean Hogs Futures ........................... 346 14,538,920 6/12/26 (639,377)
Canada 10-Year Bond Futures .................. 94 7,107,943 6/19/26 (49,251)
Canada 10-Year Bond Futures .................. 132 10,768,945 6/19/26 (145,331)
Gold 100 OZ Future .......................... 20 9,357,200 6/26/26 1,800
Long Gilt Futures ............................. 325 37,764,387 6/26/26 (714,585)
Palladium Future ............................. 97 14,428,750 6/26/26 (2,537,619)
Live Cattle Future ............................ 2,635 256,411,850 6/30/26 9,320,420
NY Harbor ULSD Futures ...................... 24 3,481,229 6/30/26 369,923
Gasoline RBOB Futures ....................... 20 2,441,124 6/30/26 (25,679)
Brent Crude Futures .......................... 1,978 178,356,260 6/30/26 (10,138,761)
Cotton No. 2 Future ........................... 78 2,813,070 7/9/26 79,198
ICE Low Sulphur Gasoil ....................... 50 5,060,000 7/10/26 464,950
Soybean Oil Futures .......................... 1,039 42,939,792 7/14/26 4,533,278
Wheat Future (CBT) .......................... 338 10,587,850 7/14/26 587,759
Soybean Future .............................. 814 48,270,200 7/14/26 349,092
Canola (WCE) Future ......................... 1,356 14,514,298 7/14/26 182,590
Kansas City Hard Red Winter Wheat Future ....... 81 2,627,438 7/14/26 143,480
Corn Futures ................................ 988 23,131,550 7/14/26 137,425
Soybean Meal Futures ........................ 93 2,922,990 7/14/26 (60,906)
Lean Hogs Futures ........................... 142 6,090,380 7/15/26 (236,041)
White Sugar Futures .......................... 13 293,800 7/16/26 (6,248)

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts: (continued)
Platinum Future .............................. 132 $ 13,003,320 7/29/26 $ 467,978
Silver Futures ............................... 8 3,019,160 7/29/26 (137,965)
Rapeseed Euro Futures ....................... 1,589 46,651,024 7/31/26 1,695,061
NY Harbor ULSD Futures ...................... 3 412,814 7/31/26 (617)
Gasoline RBOB Futures ....................... 5 582,351 7/31/26 (13,188)
Soybean Meal Futures ........................ 198 8,080,776 8/14/26 533,408
Soybean Future .............................. 116 6,864,300 8/14/26 120,995
Lean Hogs Futures ........................... 31 1,327,730 8/14/26 (2,890)
Soybean Meal Futures ........................ 22 686,840 8/14/26 (13,148)
CME Cattle Feeder ........................... 697 127,002,113 8/27/26 2,709,588
Gold 100 OZ Future .......................... 6 2,828,160 8/27/26 135,820
Live Cattle Future ............................ 1,334 127,957,280 8/31/26 3,456,350
Milling Wheat Euro Futures ..................... 6 74,726 9/10/26 1,538
Wheat Future (CBT) .......................... 110 3,510,375 9/14/26 187,875
Kansas City Hard Red Winter Wheat Future ....... 25 827,188 9/14/26 48,687
Corn Futures ................................ 270 6,348,375 9/14/26 28,775
Soybean Future .............................. 46 2,663,975 9/14/26 19,570
White Sugar Futures .......................... 3 68,310 9/15/26 (1,232)
Silver Futures ............................... 1 380,165 9/28/26 (160)
Rapeseed Euro Futures ....................... 717 21,112,367 10/30/26 738,064
Live Cattle Future ............................ 290 27,361,500 10/30/26 35,840
Canola (WCE) Future ......................... 637 6,745,945 11/13/26 99,692
Cotton No. 2 Future ........................... 26 966,420 12/8/26 23,020
Milling Wheat Euro Futures ..................... 5 64,294 12/10/26 1,801
Corn Futures ................................ 369 8,934,413 12/14/26 41,162
3 Month SARON Futures ...................... 1 312,312 12/15/26 (352)
3 Month SARON Futures ...................... 122 38,062,062 3/16/27 (32,582)
Three Month Euribor Futures ................... 34 9,546,731 6/14/27 (26,781)
3 Month SARON Futures ...................... 244 76,074,537 6/15/27 (39,678)
Three Month Euribor Futures ................... 821 230,667,824 9/13/27 (478,853)
Three Month Euribor Futures ................... 1,599 449,508,516 12/13/27 (786,263)
Three Month Euribor Futures ................... 1,230 345,811,324 3/13/28 (492,051)
Total unrealized appreciation/(depreciation) $ 52,582,063
Short position contracts:
White Sugar Futures .......................... (26) (583,050) 4/15/26 (61,060)
Sugar #11 (World) Future ...................... (742) (12,897,741) 4/30/26 (1,686,584)
Cotton No. 2 Future ........................... (29) (1,015,000) 5/6/26 (69,996)
Cocoa Future ................................ (297) (9,776,564) 5/13/26 977,622
Cocoa Future ................................ (386) (12,738,000) 5/13/26 327,960
Coffee “C” Future ............................ (60) (6,712,875) 5/18/26 (54,620)
Robusta Coffee futures ........................ (167) (5,833,310) 5/22/26 350,456
Natural Gas Future ........................... (16) (480,960) 5/27/26 (190)
Copper Future ............................... (78) (10,947,300) 5/27/26 (232,809)
Silver Futures ............................... (15) (5,618,925) 5/27/26 (523,269)
Euro-Bund Futures ........................... (7) (1,014,529) 6/8/26 (2,289)
U.S. 10-Year Treasury Note Futures .............. (1,422) (157,908,656) 6/18/26 2,765,181

Simplify Managed Futures Strategy ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
4
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts: (continued)
U.S. Treasury Long Bond Futures ............... (435) $ (49,535,625) 6/18/26 $ 1,189,282
U.S. 10-Year Ultra Futures ..................... (440) (49,946,875) 6/18/26 962,185
Ultra U.S. Treasury Bond Futures ................ (145) (16,901,562) 6/18/26 348,362
Natural Gas Future ........................... (53) (1,713,490) 6/26/26 70,269
U.S. 02 Years Note (CBT) ...................... (1,018) (211,179,328) 6/30/26 1,083,587
U.S. 05 Years Note (CBT) ...................... (237) (25,638,586) 6/30/26 331,430
Sugar #11 (World) Future ...................... (766) (13,452,186) 6/30/26 (1,870,413)
Cocoa Future ................................ (416) (14,006,720) 7/16/26 982,580
Cocoa Future ................................ (227) (7,547,438) 7/16/26 302,667
Coffee “C” Future ............................ (125) (13,631,250) 7/21/26 (71,756)
Robusta Coffee futures ........................ (118) (4,017,900) 7/27/26 165,243
Natural Gas Future ........................... (21) (693,000) 7/29/26 33,911
Copper Future ............................... (22) (3,116,025) 7/29/26 (68,897)
Natural Gas Future ........................... (44) (1,441,000) 8/27/26 69,620
Three Month Euribor Futures ................... (110) (30,913,502) 9/14/26 (14,824)
Ice 3 Month Sonia Futures ..................... (145) (45,996,218) 9/15/26 (62,655)
Cocoa Future ................................ (94) (3,153,987) 9/15/26 (100,443)
Cocoa Future ................................ (194) (6,628,980) 9/15/26 (238,440)
Coffee “C” Future ............................ (18) (1,877,175) 9/18/26 12,994
Robusta Coffee futures ........................ (27) (901,800) 9/24/26 18,640
Natural Gas Future ........................... (177) (5,918,880) 9/28/26 286,077
Copper Future ............................... (7) (1,001,000) 9/28/26 (21,655)
Sugar #11 (World) Future ...................... (536) (9,635,136) 9/30/26 (1,276,802)
Natural Gas Futures NG ....................... (104) (3,809,520) 10/28/26 121,103
Natural Gas Futures NG ....................... (120) (5,366,400) 11/25/26 (65,464)
Three Month Euribor Futures ................... (316) (88,737,575) 12/14/26 (48,136)
3 Month SOFR Future ......................... (20) (4,816,750) 12/15/26 29,699
3 Month ESTR Futures ........................ (37) (10,413,681) 12/15/26 (5,743)
Ice 3 Month Sonia Futures ..................... (234) (74,077,390) 12/15/26 (117,573)
Natural Gas Futures NG ....................... (31) (1,530,780) 12/29/26 68,100
Three Month Euribor Futures ................... (53) (14,878,606) 3/15/27 (11,071)
3 Month SOFR Future ......................... (746) (179,720,725) 3/16/27 314,999
3 Month ESTR Futures ........................ (157) (44,156,023) 3/16/27 (30,057)
Ice 3 Month Sonia Futures ..................... (177) (56,015,327) 3/16/27 (99,509)
3 Month SOFR Future ......................... (163) (39,276,887) 6/15/27 86,837
Ice 3 Month Sonia Futures ..................... (29) (9,177,652) 6/15/27 (24,312)
Total unrealized appreciation/(depreciation) $ 4,140,237
Total net unrealized appreciation $ 56,722,300
At March 31, 2026, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 3.90% 3/31/2026 4/2/2026 $ 922,996,180 $ 922,996,180
$ 922,996,180 $ 922,996,180